THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number: 2
        This Amendment (Check only one.):   [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                     May 14, 2001
------------------------------    --------------------------    ------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-5194                  General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               18
                                                            ------------
Form 13F Information Table Entry Total:                           2
                                                            -------------
Form 13F Information Table Value Total:                   $   163,118
                                                            -------------
                                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.  FORM 13F FILE NUMBER   NAME
     1.  28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
     2.  28-5676                BHG Life Insurance Co.
     3.  28-719                 Blue Chip Stamps
     4.  28-554                 Buffett, Warren E.
     5.  28-1517                Columbia Insurance Co.
     6.  28-2226                Cornhusker Casualty Co.
     7.  28-6102                Cypress Insurance Co.
     8.  28-852                 GEICO Corp.
     9.  28-101                 Government Employees Ins. Corp.
    10.  28-1066                National Fire & Marine
    11.  28-718                 National Indemnity Co.
    12.  28-5006                National Liability & Fire Ins. Co.
    13.  28-6104                Nebraska Furniture Mart
    14.  28-717                 OBH Inc.
    15.  28-2740                Plaza Investment Managers
    16.  28-1357                Wesco Financial Corp.
    17.  28-3091                Wesco Financial Ins. Co.
    18.  28-3105                Wesco Holdings Midwest, Inc.

                                   BERKSHIRE HATHAWAY INC.
                                  Form 13F Information Table
                                      December 31, 2000

                                                                       Column 6
                                         Column 4                Investment Discretion                          Column 8
                                          Market      Column 5   ---------------------                      Voting Authority
                  Column 2   Column 3     Value      Shares or                       (c)    Column 7        ----------------
Column 1          Title of    CUSIP        (In       Principal  (a)   (b)Shared -  Shared-   Other      (a)         (b)     (c)
Name of Issuer     Class      Number     Thousands)   Amount    Sole    Defined     Other   Managers    Sole       Shared   None
--------------     -----      ------     ----------   ------    ----    -------     -----   --------    ----       ------   ----
Federal Home Ln
 Mtg Corp.          Com     313400 30 1   145,788    2,116,550             X               4, 11, 14   2,116,550
General Dynamics
 Corp.              Com     369550 10 8    17,330      222,177             X               4, 10, 14     222,177
                                         --------
                      GRAND TOTAL        $163,118
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